Deferred taxation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about deferred taxes [text block]
$000	Note	Dec 31, 2017	Dec 31, 2016
Deferred tax is calculated on temporary differences under the liability method using a tax rate of 30% in respect of the Malian operations and 25% in respect of the Ivorian operations.
The movement on deferred taxation is as follows:
At the beginning of the year		42,386	35,548
Statement of comprehensive income charge	4	10,395	6,838
At the end of the year		52,781	42,386

Deferred taxation assets and liabilities comprise the following:
Accelerated tax depreciation		52,181	41,786
Deferred stripping		600	600
Deferred taxation liability		52,781	42,386
Net deferred tax liability		52,781	42,386

Kibali Jersey Limited [member]
Disclosure of detailed information about deferred taxes [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Deferred taxation is calculated on temporary differences under the liability method using a tax rate of 30% in respect of the DRC operations.
The movement on deferred taxation is as follows:
At the beginning of the year	(11,096)	(41,926)	(32,463)
Statement of comprehensive income charge	54,333	30,830	(9,463)
At the end of the year	43,237	(11,096)	(41,926)

Deferred taxation comprise the following:
Tax losses carried forward attributable to accelerated capital allowances	520,526	359,449	292,981
Accelerated capital allowances	(477,289)	(370,545)	(334,907)
Net deferred taxation asset/(liability)	43,237	(11,096)	(41,926)